Annual Total Returns - PIMCO Dynamic Bond Portfolio (Advisor Class and Class M) [BarChart] - Advisor Class and Class M - PIMCO Dynamic Bond Portfolio - Advisor	Apr. 30, 2021
Bar Chart Table:
2014	2.94%
2015	(1.78%)
2016	4.63%
2017	4.90%
2018	0.93%
2019	4.83%
2020	4.70%